Note 53 - Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with entities of the Group (Millions of Euros)
	2019	2018	2017
Assets
Loans and advances to credit institutions	26	132	91
Loans and advances to customers	1,682	1,866	510
Liabilities
Deposits from credit institutions	3	2	5
Customer deposits	453	521	428
Memorandum accounts
Contingent commitments	166	152	114
Other contingent commitments given	1,042	1,358	1,175
Financial guarantees given	106	78	78

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2019	2018	2017
Income statement
Interest and other income	19	55	26
Interest expense	1	2	1
Fee and commission income	4	5	5
Fee and commission expense	53	48	49